Income Taxes - Effective Income Tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal Statutory Rate	21.00%	21.00%
Permanent Differences	(0.07%)	(0.10%)
Transaction Costs	(9.69%)
State Taxes	6.06%	4.32%
Tax Credits	0.93%	0.48%
Valuation allowance	(44.16%)
Change in Fair Value of Warrant Liability	33.40%
Effective Tax Rate	7.51%	25.70%